First Trust Horizon Managed Volatility Domestic ETF (HUSV)
Portfolio of Investments
October 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 4.6%
3,143	General Dynamics Corp.	$916,530
3,341	Lockheed Martin Corp.	1,824,353
1,363	Northrop Grumman Corp.	693,795
7,379	RTX Corp.	892,785
		4,327,463
	Beverages — 5.0%
34,227	Coca-Cola (The) Co.	2,235,365
39,480	Keurig Dr Pepper, Inc.	1,300,866
7,232	PepsiCo, Inc.	1,201,091
		4,737,322
	Biotechnology — 0.6%
2,735	AbbVie, Inc.	557,584
	Capital Markets — 3.9%
5,181	CME Group, Inc.	1,167,590
10,850	Intercontinental Exchange, Inc.	1,691,190
1,737	S&P Global, Inc.	834,385
		3,693,165
	Chemicals — 3.2%
2,371	Ecolab, Inc.	582,626
4,290	Linde PLC	1,956,884
5,918	LyondellBasell Industries N.V., Class A	513,978
		3,053,488
	Commercial Services & Supplies — 4.3%
4,997	Cintas Corp.	1,028,433
11,426	Republic Services, Inc.	2,262,348
3,723	Waste Management, Inc.	803,609
		4,094,390
	Communications Equipment — 4.4%
36,969	Cisco Systems, Inc.	2,024,792
4,784	Motorola Solutions, Inc.	2,149,691
		4,174,483
	Containers & Packaging — 1.2%
5,258	Avery Dennison Corp.	1,088,564
	Electric Utilities — 6.0%
11,243	Duke Energy Corp.	1,295,980
20,857	Evergy, Inc.	1,260,597
42,261	FirstEnergy Corp.	1,767,778
41,639	PPL Corp.	1,355,766
		5,680,121
Shares	Description	Value

	Electronic Equipment, Instruments & Components — 4.0%
14,205	TE Connectivity PLC	$2,094,101
3,671	Teledyne Technologies, Inc. (a)	1,671,480
		3,765,581
	Entertainment — 0.9%
5,865	Electronic Arts, Inc.	884,735
	Financial Services — 6.4%
5,226	Berkshire Hathaway, Inc., Class B (a)	2,356,508
6,234	Fiserv, Inc. (a)	1,233,709
2,467	Mastercard, Inc., Class A	1,232,488
4,079	Visa, Inc., Class A	1,182,298
		6,005,003
	Gas Utilities — 1.8%
11,998	Atmos Energy Corp.	1,665,082
	Ground Transportation — 0.8%
3,188	Union Pacific Corp.	739,839
	Health Care Equipment & Supplies — 4.5%
7,446	Abbott Laboratories	844,153
2,813	Becton Dickinson & Co.	657,089
8,769	Boston Scientific Corp. (a)	736,771
9,569	Hologic, Inc. (a)	773,845
7,291	Medtronic PLC	650,722
1,537	Stryker Corp.	547,602
		4,210,182
	Health Care Providers & Services — 1.1%
4,365	Cencora, Inc.	995,569
	Health Care REITs — 0.8%
5,241	Welltower, Inc.	706,906
	Hotels, Restaurants & Leisure — 3.2%
2,538	Hilton Worldwide Holdings, Inc.	596,050
4,382	McDonald’s Corp.	1,280,026
8,545	Yum! Brands, Inc.	1,120,762
		2,996,838
	Household Products — 4.1%
22,887	Colgate-Palmolive Co.	2,144,741
10,468	Procter & Gamble (The) Co.	1,729,104
		3,873,845
	Industrial Conglomerates — 1.2%
5,599	Honeywell International, Inc.	1,151,602
	Insurance — 5.2%
21,339	Loews Corp.	1,684,927

First Trust Horizon Managed Volatility Domestic ETF (HUSV)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
10,147	Marsh & McLennan Cos., Inc.	$2,214,481
3,141	Willis Towers Watson PLC	949,179
		4,848,587
	IT Services — 5.5%
24,696	Cognizant Technology Solutions Corp., Class A	1,842,075
7,720	International Business Machines Corp.	1,595,878
9,944	VeriSign, Inc. (a)	1,758,497
		5,196,450
	Machinery — 1.8%
6,615	Illinois Tool Works, Inc.	1,727,375
	Multi-Utilities — 3.7%
16,328	CMS Energy Corp.	1,136,592
8,691	Consolidated Edison, Inc.	883,701
40,310	NiSource, Inc.	1,417,300
		3,437,593
	Oil, Gas & Consumable Fuels — 3.2%
55,556	Kinder Morgan, Inc.	1,361,678
7,729	ONEOK, Inc.	748,785
17,568	Williams (The) Cos., Inc.	920,036
		3,030,499
	Pharmaceuticals — 1.5%
8,703	Johnson & Johnson	1,391,262
	Professional Services — 1.3%
4,265	Automatic Data Processing, Inc.	1,233,609
	Residential REITs — 1.6%
3,415	AvalonBay Communities, Inc.	756,798
11,020	Equity Residential	775,478
		1,532,276
	Retail REITs — 0.7%
10,817	Realty Income Corp.	642,205
	Software — 6.6%
4,713	Microsoft Corp.	1,915,128
12,155	PTC, Inc. (a)	2,252,686
3,800	Roper Technologies, Inc.	2,043,374
		6,211,188
	Specialty Retail — 2.7%
154	AutoZone, Inc. (a)	463,386
914	Home Depot (The), Inc.	359,887
655	O’Reilly Automotive, Inc. (a)	755,307
8,464	TJX (The) Cos., Inc.	956,686
		2,535,266
	Tobacco — 2.7%
20,977	Altria Group, Inc.	1,142,407
10,771	Philip Morris International, Inc.	1,429,312
		2,571,719
Shares	Description	Value

	Wireless Telecommunication Services — 1.4%
6,070	T-Mobile US, Inc.	$1,354,581
	Total Common Stocks	94,114,372
	(Cost $84,788,000)
MONEY MARKET FUNDS — 0.1%
119,573	Dreyfus Government Cash Management Fund, Institutional Shares - 4.76% (b)	119,573
	(Cost $119,573)

	Total Investments — 100.0%	94,233,945
	(Cost $84,907,573)
	Net Other Assets and Liabilities — 0.0%	21,674
	Net Assets — 100.0%	$94,255,619

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of October 31, 2024.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 94,114,372	$ 94,114,372	$ —	$ —
Money Market Funds	119,573	119,573	—	—
Total Investments	$94,233,945	$94,233,945	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments
October 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.5%
	Australia — 6.6%
7,092	ANZ Group Holdings Ltd. (AUD) (c)	$144,538
28,805	Coles Group Ltd. (AUD) (c)	332,452
1,473	Commonwealth Bank of Australia (AUD) (c)	137,393
920	CSL Ltd. (AUD) (c)	172,735
42,076	Lottery (The) Corp., Ltd. (AUD) (c)	137,482
865	Macquarie Group Ltd. (AUD) (c)	130,914
8,628	National Australia Bank Ltd. (AUD) (c)	218,677
11,482	Orica Ltd. (AUD) (c)	130,423
121,872	Telstra Group Ltd. (AUD) (c)	305,097
14,665	Washington H Soul Pattinson & Co., Ltd. (AUD) (c)	321,357
6,060	Westpac Banking Corp. (AUD) (c)	127,271
7,309	Woolworths Group Ltd. (AUD) (c)	143,353
		2,301,692
	Belgium — 1.7%
4,602	Ageas S.A./N.V. (EUR) (c)	240,170
4,723	Groupe Bruxelles Lambert N.V. (EUR) (c)	341,259
		581,429
	Denmark — 1.2%
2,540	Danske Bank A/S (DKK) (c)	75,106
1,195	Novonesis (Novozymes) B (DKK) (c)	75,096
10,637	Tryg A/S (DKK) (c)	251,041
		401,243
	France — 8.1%
825	Air Liquide S.A. (EUR) (c)	147,923
4,631	AXA S.A. (EUR) (c)	173,881
3,976	Cie Generale des Etablissements Michelin S.C.A. (EUR) (c)	134,371
8,871	Credit Agricole S.A. (EUR) (c)	135,975
9,541	Danone S.A. (EUR) (c)	681,594
12,895	Engie S.A. (EUR) (c)	216,139
722	EssilorLuxottica S.A. (EUR) (c)	169,351
11,066	Getlink SE (EUR) (c)	188,063
6,442	Klepierre S.A. (EUR) (c)	205,961
3,812	La Francaise des Jeux SAEM (EUR) (c) (d) (e)	162,945
30,280	Orange S.A. (EUR) (c)	332,647
1,380	Sodexo S.A. (EUR)	119,787
2,341	TotalEnergies SE (EUR) (c)	146,911
		2,815,548
Shares	Description	Value

	Germany — 8.4%
1,254	Allianz SE (EUR) (c)	$394,765
2,075	Beiersdorf AG (EUR) (c)	280,112
1,249	Deutsche Boerse AG (EUR) (c)	290,115
24,184	Deutsche Telekom AG (EUR) (c)	731,167
14,349	E.ON SE (EUR) (c)	193,641
7,238	Evonik Industries AG (EUR) (c)	159,519
3,062	GEA Group AG (EUR) (c)	150,821
4,123	Henkel AG & Co. KGaA (EUR) (c)	321,827
236	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (EUR) (c)	120,686
2,178	Symrise AG (EUR) (c)	262,080
		2,904,733
	Hong Kong — 1.7%
38,500	BOC Hong Kong Holdings Ltd. (HKD) (c)	125,692
21,500	CLP Holdings Ltd. (HKD) (c)	182,634
109,000	Hong Kong & China Gas Co., Ltd. (HKD) (c)	84,428
18,000	Power Assets Holdings Ltd. (HKD) (c)	119,903
84,000	Sino Land Co., Ltd. (HKD) (c)	84,063
		596,720
	Ireland — 0.7%
2,293	Kerry Group PLC, Class A (EUR) (c)	229,014
	Israel — 0.4%
761	Check Point Software Technologies Ltd. (f)	131,813
	Italy — 4.6%
31,619	Enel S.p.A. (EUR) (c)	239,801
9,760	Eni S.p.A. (EUR) (c)	148,676
10,444	Generali (EUR) (c)	289,572
24,024	Infrastrutture Wireless Italiane S.p.A. (EUR) (c) (d) (e)	270,865
10,528	Poste Italiane S.p.A. (EUR) (c) (d) (e)	148,037
52,814	Snam S.p.A. (EUR) (c)	253,713
30,009	Terna-Rete Elettrica Nazionale (EUR) (c)	259,930
		1,610,594
	Japan — 15.8%
9,900	Aeon Co., Ltd. (JPY) (c)	242,581
9,700	ANA Holdings, Inc. (JPY) (c)	191,058
21,700	Asahi Kasei Corp. (JPY) (c)	149,702
11,900	Astellas Pharma, Inc. (JPY) (c)	139,329
7,800	Central Japan Railway Co. (JPY) (c)	161,532

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Japan (Continued)
1,200	Daito Trust Construction Co., Ltd. (JPY) (c)	$132,604
3,600	Daiwa House Industry Co., Ltd. (JPY) (c)	107,383
4,100	Hankyu Hanshin Holdings, Inc. (JPY) (c)	111,479
11,900	Hulic Co., Ltd. (JPY) (c)	110,199
9,300	Japan Airlines Co., Ltd. (JPY) (c)	149,154
11,200	JFE Holdings, Inc. (JPY) (c)	134,841
3,300	Kao Corp. (JPY) (c)	145,449
6,800	KDDI Corp. (JPY) (c)	212,020
20,600	Kirin Holdings Co., Ltd. (JPY) (c)	303,286
11,100	Kyocera Corp. (JPY) (c)	112,573
6,500	McDonald’s Holdings Co., Japan Ltd. (JPY) (c)	275,450
9,400	MEIJI Holdings Co., Ltd. (JPY)	219,626
227,100	Nippon Telegraph & Telephone Corp. (JPY) (c)	219,114
5,200	Nissin Foods Holdings Co., Ltd. (JPY) (c)	140,020
4,300	Obic Co., Ltd. (JPY) (c)	140,513
14,100	Ono Pharmaceutical Co., Ltd. (JPY) (c)	176,112
7,100	Otsuka Corp. (JPY) (c)	159,349
2,500	Otsuka Holdings Co., Ltd. (JPY) (c)	151,027
5,200	Secom Co., Ltd. (JPY) (c)	184,927
9,300	Sekisui Chemical Co., Ltd. (JPY) (c)	131,250
4,200	Shimadzu Corp. (JPY) (c)	123,891
250,700	SoftBank Corp. (JPY) (c)	315,607
4,100	Suntory Beverage & Food, Ltd. (JPY) (c)	138,311
8,300	Takeda Pharmaceutical Co., Ltd. (JPY) (c)	231,580
13,000	Tokyu Corp. (JPY) (c)	160,269
4,700	Unicharm Corp. (JPY) (c)	151,552
7,100	Yakult Honsha Co., Ltd. (JPY) (c)	154,291
		5,476,079
	Netherlands — 7.0%
1,836	Euronext N.V. (EUR) (c) (d) (e)	202,574
1,510	EXOR N.V. (EUR) (c)	159,485
2,350	Heineken Holding N.V. (EUR) (c)	162,827
1,778	Heineken N.V. (EUR) (c)	145,826
12,796	Koninklijke Ahold Delhaize N.V. (EUR) (c)	422,246
Shares	Description	Value

	Netherlands (Continued)
169,571	Koninklijke KPN N.V. (EUR) (c)	$662,966
5,809	NN Group N.V. (EUR) (c)	285,177
2,270	Wolters Kluwer N.V. (EUR) (c)	381,549
		2,422,650
	New Zealand — 0.2%
19,755	Auckland International Airport Ltd. (NZD)	86,195
	Norway — 1.1%
21,255	Orkla ASA (NOK) (c)	196,366
13,854	Telenor ASA (NOK)	170,149
		366,515
	Singapore — 9.6%
96,000	CapitaLand Ascendas REIT (SGD) (c)	194,545
104,900	CapitaLand Integrated Commercial Trust (SGD) (c)	159,372
10,030	DBS Group Holdings Ltd. (SGD) (c)	290,818
42,600	Keppel Ltd. (SGD) (c)	205,096
51,700	Oversea-Chinese Banking Corp., Ltd. (SGD) (c)	593,159
61,600	Singapore Airlines Ltd. (SGD) (c)	300,492
36,100	Singapore Exchange Ltd. (SGD) (c)	309,341
77,900	Singapore Technologies Engineering Ltd. (SGD) (c)	267,080
93,400	Singapore Telecommunications Ltd. (SGD) (c)	220,352
24,700	United Overseas Bank Ltd. (SGD) (c)	600,434
78,400	Wilmar International Ltd. (SGD) (c)	189,239
		3,329,928
	Spain — 4.1%
3,054	ACS Actividades de Construccion y Servicios S.A. (EUR) (c)	146,456
648	Aena SME S.A. (EUR) (c) (d) (e)	143,610
22,413	Iberdrola S.A. (EUR) (c)	332,934
16,959	Redeia Corp. S.A. (EUR) (c)	314,007
14,469	Repsol S.A. (EUR) (c)	181,128
63,030	Telefonica S.A. (EUR) (c)	295,778
		1,413,913
	Sweden — 3.7%
1,713	Alfa Laval AB (SEK) (c)	75,834
3,125	Assa Abloy AB, Class B (SEK) (c)	97,884
7,716	Essity AB, Class B (SEK) (c)	218,045

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Sweden (Continued)
3,114	Holmen AB, Class B (SEK) (c)	$123,059
4,479	Industrivarden AB, Class C (SEK) (c)	153,952
4,352	Industrivarden AB, Class A (SEK) (c)	150,104
5,687	Investor AB, Class B (SEK) (c)	160,965
2,507	L E Lundbergforetagen AB, Class B (SEK) (c)	124,121
9,122	Tele2 AB, Class B (SEK)	95,590
29,288	Telia Co., AB (SEK) (c)	85,179
		1,284,733
	Switzerland — 12.4%
1,371	Baloise Holding AG (CHF) (c)	262,381
5,295	Coca-Cola HBC AG (GBP) (c)	185,289
1,778	Helvetia Holding AG (CHF) (c)	300,324
1,812	Holcim AG (CHF) (c)	177,940
2,199	Nestle S.A. (CHF) (c)	207,789
2,722	Novartis AG (CHF) (c)	295,354
960	Schindler Holding AG (CHF) (c)	279,387
564	Swiss Life Holding AG (CHF) (c)	459,265
5,230	Swiss Prime Site AG (CHF) (c)	567,360
1,365	Swiss Re AG (CHF) (c)	174,293
1,096	Swisscom AG (CHF) (c)	667,772
1,194	Zurich Insurance Group AG (CHF) (c)	703,989
		4,281,143
	United Kingdom — 12.2%
32,597	Aviva PLC (GBP) (c)	191,029
4,838	Bunzl PLC (GBP) (c)	212,992
5,077	Coca-Cola Europacific Partners PLC	385,852
14,227	Compass Group PLC (GBP) (c)	462,045
49,298	Haleon PLC (GBP) (c)	236,931
19,431	Informa PLC (GBP) (c)	202,994
1,306	InterContinental Hotels Group PLC (GBP) (c)	144,049
2,387	Intertek Group PLC (GBP) (c)	143,296
5,267	London Stock Exchange Group PLC (GBP) (c)	713,872
7,073	RELX PLC (GBP) (c)	324,368
5,493	Shell PLC (GBP) (c)	183,398
10,814	Smiths Group PLC (GBP) (c)	213,392
63,960	Tesco PLC (GBP) (c)	282,428
8,413	Unilever PLC (GBP) (c)	513,213
		4,209,859
	Total Common Stocks	34,443,801
	(Cost $32,474,479)
Shares	Description	Value
MONEY MARKET FUNDS — 0.2%
50,119	Dreyfus Government Cash Management Fund, Institutional Shares - 4.76% (g)	$50,119
	(Cost $50,119)

	Total Investments — 99.7%	34,493,920
	(Cost $32,524,598)
	Net Other Assets and Liabilities — 0.3%	115,502
	Net Assets — 100.0%	$34,609,422

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At October 31, 2024, securities
noted as such are valued at $33,234,789 or 96.0% of net
assets. Certain of these securities are fair valued using a
factor provided by a third-party pricing service due to the
change in value between the foreign markets’ close and the
New York Stock Exchange close exceeding a certain
threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)	Non-income producing security.
(g)	Rate shown reflects yield as of October 31, 2024.

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
SEK	– Swedish Krona
SGD	– Singapore Dollar
USD	– United States Dollar

Sector Allocation	% of Total Long-Term Investments
Financials	27.6%
Consumer Staples	19.2
Communication Services	13.9
Industrials	12.1
Utilities	6.4
Consumer Discretionary	4.6
Real Estate	4.5
Materials	4.0
Health Care	3.9
Information Technology	1.9
Energy	1.9
Total	100.0%

Currency Exposure Diversification	% of Total Investments
EUR	34.7%
JPY	15.9
CHF	11.9
GBP	11.6
SGD	9.7
AUD	6.7
SEK	3.7
HKD	1.7
USD	1.6
DKK	1.2
NOK	1.1
NZD	0.2
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
France	$ 2,815,548	$ 119,787	$ 2,695,761	$ —
Israel	131,813	131,813	—	—
Japan	5,476,079	219,626	5,256,453	—
New Zealand	86,195	86,195	—	—
Norway	366,515	170,149	196,366	—
Sweden	1,284,733	95,590	1,189,143	—
United Kingdom	4,209,859	385,852	3,824,007	—
Other Country Categories*	20,073,059	—	20,073,059	—
Money Market Funds	50,119	50,119	—	—
Total Investments	$34,493,920	$1,259,131	$33,234,789	$—

*	See Portfolio of Investments for country breakout.

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments
October 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.6%
	Aerospace & Defense — 1.4%
860	BWX Technologies, Inc.	$104,705
427	Curtiss-Wright Corp.	147,298
852	Hexcel Corp.	50,004
		302,007
	Automobile Components — 1.3%
663	Autoliv, Inc.	61,579
7,483	Gentex Corp.	226,810
		288,389
	Banks — 1.8%
2,600	Commerce Bancshares, Inc.	162,500
5,174	F.N.B. Corp.	75,023
3,318	Old National Bancorp	63,905
1,232	Prosperity Bancshares, Inc.	90,182
		391,610
	Biotechnology — 0.4%
2,494	Exelixis, Inc. (a)	82,801
	Building Products — 0.6%
169	Carlisle Cos., Inc.	71,357
93	Lennox International, Inc.	56,039
		127,396
	Capital Markets — 5.8%
762	Affiliated Managers Group, Inc.	147,752
259	Evercore, Inc., Class A	68,420
6,734	Federated Hermes, Inc.	270,235
3,328	Janus Henderson Group PLC	137,480
1,397	Jefferies Financial Group, Inc.	89,380
5,269	SEI Investments Co.	393,910
1,424	Stifel Financial Corp.	147,555
		1,254,732
	Chemicals — 1.9%
1,048	Ashland, Inc.	88,629
671	Balchem Corp.	112,279
675	Innospec, Inc.	72,752
1,112	RPM International, Inc.	141,346
		415,006
	Commercial Services & Supplies — 1.5%
1,473	ABM Industries, Inc.	78,157
352	Clean Harbors, Inc. (a)	81,404
1,068	MSA Safety, Inc.	177,235
		336,796
	Construction & Engineering — 0.6%
1,183	AECOM	126,344
	Consumer Finance — 0.3%
600	FirstCash Holdings, Inc.	62,082
Shares	Description	Value

	Consumer Staples Distribution & Retail — 1.1%
939	BJ’s Wholesale Club Holdings, Inc. (a)	$79,561
142	Casey’s General Stores, Inc.	55,951
1,199	Performance Food Group Co. (a)	97,419
		232,931
	Containers & Packaging — 3.2%
2,821	AptarGroup, Inc.	473,674
2,848	Graphic Packaging Holding Co.	80,485
2,810	Silgan Holdings, Inc.	145,389
		699,548
	Diversified Consumer Services — 1.5%
1,027	Grand Canyon Education, Inc. (a)	140,812
959	H&R Block, Inc.	57,281
1,613	Service Corp. International	131,701
		329,794
	Diversified REITs — 0.6%
4,370	Essential Properties Realty Trust, Inc.	138,485
	Electric Utilities — 4.1%
3,122	IDACORP, Inc.	323,064
8,280	OGE Energy Corp.	331,117
5,134	Portland General Electric Co.	243,352
		897,533
	Electronic Equipment, Instruments & Components — 1.5%
882	Arrow Electronics, Inc. (a)	104,667
2,085	Avnet, Inc.	113,028
223	Littelfuse, Inc.	54,552
386	Plexus Corp. (a)	55,623
		327,870
	Entertainment — 1.5%
1,441	Madison Square Garden Sports Corp. (a)	320,911
	Financial Services — 2.9%
2,709	Essent Group Ltd.	162,567
1,802	EVERTEC, Inc.	59,033
4,953	MGIC Investment Corp.	124,023
803	Mr. Cooper Group, Inc. (a)	71,106
3,295	NMI Holdings, Inc. (a)	127,451
2,608	Radian Group, Inc.	91,045
		635,225
	Food Products — 5.2%
11,972	Flowers Foods, Inc.	266,137
2,672	Ingredion, Inc.	354,735
424	J & J Snack Foods Corp.	69,587

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food Products (Continued)
571	Lancaster Colony Corp.	$99,126
3,226	Post Holdings, Inc. (a)	352,311
		1,141,896
	Gas Utilities — 4.8%
1,160	Chesapeake Utilities Corp.	138,956
7,788	MDU Resources Group, Inc.	224,684
4,280	National Fuel Gas Co.	259,068
5,758	New Jersey Resources Corp.	264,235
2,123	ONE Gas, Inc.	151,306
		1,038,249
	Ground Transportation — 1.0%
929	Landstar System, Inc.	163,291
415	Ryder System, Inc.	60,706
		223,997
	Health Care Providers & Services — 2.9%
471	Chemed Corp.	254,453
2,046	Encompass Health Corp.	203,495
1,141	Ensign Group (The), Inc.	176,844
		634,792
	Health Care REITs — 3.9%
11,443	CareTrust REIT, Inc.	373,843
4,223	Healthcare Realty Trust, Inc.	72,551
6,152	Omega Healthcare Investors, Inc.	261,275
6,839	Sabra Health Care REIT, Inc.	132,677
		840,346
	Hotels, Restaurants & Leisure — 1.3%
870	Choice Hotels International, Inc.	121,374
726	Churchill Downs, Inc.	101,712
365	Vail Resorts, Inc.	60,477
		283,563
	Household Products — 0.4%
2,846	Energizer Holdings, Inc.	91,271
	Independent Power and Renewable Electricity Producers — 0.3%
752	Ormat Technologies, Inc.	59,423
	Industrial REITs — 1.7%
822	EastGroup Properties, Inc.	140,792
1,906	First Industrial Realty Trust, Inc.	100,046
8,270	LXP Industrial Trust	78,069
1,040	Rexford Industrial Realty, Inc.	44,605
		363,512
	Insurance — 8.0%
1,746	American Financial Group, Inc.	225,112
1,646	Assured Guaranty Ltd.	137,375
Shares	Description	Value

	Insurance (Continued)
2,514	CNO Financial Group, Inc.	$86,482
1,886	Fidelity National Financial, Inc.	113,481
1,376	First American Financial Corp.	88,270
10,508	Old Republic International Corp.	367,045
582	Primerica, Inc.	161,103
653	Reinsurance Group of America, Inc.	137,835
572	RenaissanceRe Holdings Ltd.	150,093
1,825	RLI Corp.	284,645
		1,751,441
	Machinery — 5.3%
738	AGCO Corp.	73,682
666	Albany International Corp., Class A	45,235
3,944	Donaldson Co., Inc.	288,543
585	Federal Signal Corp.	47,719
1,947	Flowserve Corp.	102,490
1,182	Franklin Electric Co., Inc.	113,129
2,633	Graco, Inc.	214,458
557	ITT, Inc.	78,047
374	Lincoln Electric Holdings, Inc.	72,017
454	Middleby (The) Corp. (a)	58,884
584	Oshkosh Corp.	59,708
		1,153,912
	Marine Transportation — 0.3%
541	Kirby Corp. (a)	62,085
	Media — 1.0%
4,065	New York Times (The) Co., Class A	226,990
	Metals & Mining — 0.9%
390	Reliance, Inc.	111,673
523	Royal Gold, Inc.	76,389
		188,062
	Mortgage REITs — 1.3%
5,592	ARMOUR Residential REIT, Inc.	104,850
14,019	Ellington Financial, Inc.	169,490
		274,340
	Multi-Utilities — 2.7%
4,397	Avista Corp.	164,800
3,217	Black Hills Corp.	190,414
4,570	Northwestern Energy Group, Inc.	244,312
		599,526
	Office REITs — 0.7%
4,744	COPT Defense Properties	152,757

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels — 3.0%
17,528	Antero Midstream Corp.	$251,877
4,553	DT Midstream, Inc.	410,453
		662,330
	Personal Care Products — 0.5%
3,145	Edgewell Personal Care Co.	109,918
	Pharmaceuticals — 1.0%
627	Jazz Pharmaceuticals PLC (a)	68,989
2,090	Prestige Consumer Healthcare, Inc. (a)	154,137
		223,126
	Professional Services — 5.4%
650	CACI International, Inc., Class A (a)	359,164
566	FTI Consulting, Inc. (a)	110,415
1,762	Genpact Ltd.	67,256
2,902	KBR, Inc.	194,463
852	Korn Ferry	60,194
1,144	ManpowerGroup, Inc.	71,900
2,532	Maximus, Inc.	218,866
657	Science Applications International Corp.	94,799
		1,177,057
	Residential REITs — 2.2%
7,441	American Homes 4 Rent, Class A	262,221
2,559	Equity LifeStyle Properties, Inc.	179,437
2,453	Independence Realty Trust, Inc.	48,128
		489,786
	Retail REITs — 3.6%
3,914	Agree Realty Corp.	290,615
3,699	Brixmor Property Group, Inc.	99,688
5,296	NNN REIT, Inc.	230,058
4,236	Phillips Edison & Co., Inc.	160,163
		780,524
	Software — 2.5%
1,109	Blackbaud, Inc. (a)	83,740
2,693	Dolby Laboratories, Inc., Class A	196,320
940	InterDigital, Inc.	141,414
1,978	Progress Software Corp.	126,770
		548,244
	Specialized REITs — 4.2%
1,115	CubeSmart	53,342
4,006	EPR Properties	181,752
6,724	Four Corners Property Trust, Inc.	185,314
4,497	Gaming and Leisure Properties, Inc.	225,704
Shares	Description	Value

	Specialized REITs (Continued)
754	Lamar Advertising Co., Class A	$99,528
687	National Storage Affiliates Trust	28,957
1,021	PotlatchDeltic Corp.	42,443
3,126	Rayonier, Inc.	97,625
		914,665
	Specialty Retail — 0.4%
201	Murphy USA, Inc.	98,178
	Textiles, Apparel & Luxury Goods — 0.8%
908	Carter’s, Inc.	49,668
1,503	Columbia Sportswear Co.	120,946
		170,614
	Trading Companies & Distributors — 1.0%
829	GATX Corp.	114,203
1,197	MSC Industrial Direct Co., Inc., Class A	94,647
		208,850
	Water Utilities — 1.3%
1,909	American States Water Co.	157,416
2,245	California Water Service Group	116,650
		274,066
	Total Common Stocks	21,712,980
	(Cost $19,295,779)
MONEY MARKET FUNDS — 0.4%
83,586	Dreyfus Government Cash Management Fund, Institutional Shares - 4.76% (b)	83,586
	(Cost $83,586)

	Total Investments — 100.0%	21,796,566
	(Cost $19,379,365)
	Net Other Assets and Liabilities — (0.0)%	(924)
	Net Assets — 100.0%	$21,795,642

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of October 31, 2024.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments (Continued)
October 31, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 10/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 21,712,980	$ 21,712,980	$ —	$ —
Money Market Funds	83,586	83,586	—	—
Total Investments	$21,796,566	$21,796,566	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Exchange-Traded Fund III
Additional Information
October 31, 2024 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.